SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Indefinite-Lived Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Brand name
Indefinite-lived Intangible Assets [Line Items]
Impairment loss of indefinite-lived intangible assets	$ 3,400,000	$ 784,500